Property, Plant and Equipment - Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ 659,690	¥ 495,921	¥ 558,755
Research and development expenses	368,298	325,441	312,303
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(35)	(365)	(1,079)
Selling, general and administrative expenses	(354)	0	0
Research and development expenses	(41)	0	(678)
Other operating expenses	(191)	(13,855)	(4,091)
Total	¥ (621)	¥ (14,220)	¥ (5,848)